UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TNIBX International Bond Fund (USD
Hedged)
TTABX International Bond Fund (USD
Hedged)–Advisor  Class
TNBMX International Bond Fund (USD
Hedged)–I  Class
TRMZX International Bond Fund (USD
Hedged)–Z Class

T. ROWE PRICE International Bond Fund (USD Hedged)
HIGHLIGHTS
The International Bond Fund (USD Hedged) outperformed its benchmark and the
Lipper peer group average for the 12-month period ended December 31, 2023.
An underweight duration posture in the UK and the eurozone versus the index benefited relative performance during times when interest rates were rising over the previous 12 months.
As the year progressed, we gradually added to the fund’s corporate bond allocations on diminishing concerns surrounding a global recession. Although credit spreads appeared relatively full by the end of the reporting period, the attractive all-in yields could entice further inflows into the sector and support performance.
The central bank pivot seen near the end of 2023 is significant and has caused a material easing in financial conditions. As a result, we believe the likelihood of a global recession in 2024 has been reduced notably.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE International Bond Fund (USD Hedged)
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE International Bond Fund (USD Hedged)

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Bond Fund (USD Hedged)
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide current income and capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The International Bond Fund (USD Hedged) returned 9.88% for the 12-month period ended December 31, 2023, outperforming the Bloomberg Global
Aggregate ex USD Bond (USD Hedged) Index and the Lipper peer group average. (Results for Advisor, I, and Z Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Bonds in developed non-U.S.
markets produced positive
returns in U.S. dollar terms,
helped by a weaker U.S.
dollar versus major European
currencies. In Europe, long-
term government bond yields
climbed for most of the year,
as the Bank of England and
the European Central Bank
raised short-term interest
rates through the end of
September. Long-term yields
retreated with U.S. Treasury
yields in the fourth quarter
as inflation pressures eased
and the major central banks
kept short-term rates steady. In Japan, the yen fell versus the dollar for the year.
Long-term Japanese government bond (JGB) yields were fairly steady in the first half of the year but climbed from July through late October. During that time frame, the Bank of Japan increased the flexibility of its yield curve control policy on two occasions, putting yields under upward pressure as a result. By the end of October, the 10-year JGB yield approached 1.00%—its highest level in more than a decade—but JGB yields retreated in November and December, as global bond yields, and particularly those in the U.S. and Europe, fell.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
International Bond Fund
(USD Hedged) –
.
5.66% 9.88%
International Bond
Fund (USD Hedged)–
.
Advisor  Class 5.43 9.52
International Bond Fund
(USD Hedged)–
.
I  Class 5.65 10.00
International Bond Fund
(USD Hedged)–
.
Z  Class 6.07 10.72
Bloomberg Global
Aggregate
ex USD Bond (USD
Hedged) Index 4.54 8.32
Lipper International Income
Funds Average 4.79 6.92

T. ROWE PRICE International Bond Fund (USD Hedged)

Duration positioning among countries added the most value for the fund during the period. (Duration measures a bond’s sensitivity to changes in interest rates.) Specifically, an underweight duration posture in the UK and the eurozone versus the index benefited relative performance during times when interest rates were rising over the previous 12 months. However, underweight duration positioning in China and Japan were detractors for the period as yield increases were mostly kept in check by a sluggish economic recovery in China and an ultra-accommodative central bank in Japan.
Broad exposure to credit sectors like corporate bonds also contributed to fund performance. Risk appetite and demand for yield remained resilient despite high-profile bank failures and rising geopolitical tensions. Corporate bonds rallied significantly later in the period amid the dovish pivot from the Federal
Reserve and many other major global central banks. Currency management contributed overall. In particular, long exposure in the Mexican peso and a short position in the new Taiwan dollar helped. However, shorting the British pound versus the U.S. dollar earlier in the reporting period dragged on relative performance. Additionally, the fund’s investment strategy to hedge the majority of net assets back to the U.S. dollar was beneficial with the dollar remaining strong through most of the year until weakening in the fourth quarter on increased expectations for rate cuts in 2024.
The fund held material exposure to derivatives during the period. We believe that derivatives can offer a more efficient way, relative to the cash bond market, to express our investment views across the broad international fixed income opportunity set. The fund’s material exposure to interest rate derivatives and currency forwards contributed to absolute performance.
How is the fund positioned?
As the year progressed, we gradually added to the fund’s corporate bond allocations on diminishing concerns surrounding a global recession. Although valuation appeared relatively rich by the end of the reporting period, credit sectors could benefit from attractive yields, easing monetary policy, and increased inflows to the asset class.
We reduced the fund’s total duration toward the end of the reporting period, mostly by trimming in the eurozone, and we believed a bias for steepening yield curves is appropriate with inflation trending lower, growth moving sideways, and the declining likelihood of a global recession. In currencies, we moved to an underweight position in the U.S. dollar during the period as it appeared that the Federal Reserve was nearing the end of its rate-hiking cycle and the dollar is expensive on valuation metrics. In turn, we ended the period with long exposures in the Hungarian forint, Canadian dollar, and
Indonesian rupiah.

T. ROWE PRICE International Bond Fund (USD Hedged)

What is portfolio management’s outlook?
The central bank pivot seen near the end of 2023 is significant and has caused a material easing in financial conditions. As a result, we believe the likelihood of a global recession in 2024 has been decreased notably. In the U.S., for example, some economic data may have cooled, but we have not seen a significant deterioration that would suggest an imminent recession. Job growth remains positive, while unemployment remains historically low.
At the time of writing, the
market has priced in 150
basis points of rate cuts from
the Federal Reserve over
the next year, but we do not
believe the Fed will make as
many rate cuts as the market
expects. (One basis point
equals 1/100 of a percentage
point.) Unless there is a
sudden unexpected change
in data, we expect the Fed to
take a path closer to that laid
out recently in the central
bank’s updated economic
projections, which implied
three rate cuts in 2024.
Market consensus seems
to believe that longer-term
rates can continue to rally,
but we believe the macro
backdrop and outlook could
keep downward movement in
long-term yields restrained.
Yields may come down
going forward as central
bank policy normalizes, but movement in rates may be smaller if central banks become more predictable after the recent unprecedented rate-hiking regimes to combat high inflation.
The European Central Bank (ECB) could begin reducing interest rates around the middle of 2024. The market sees the first cut occurring earlier, but the
ECB’s rhetoric, inflation projections, stagnating growth, and announcement of quantitative tightening argue against this, in our view. Bank of Japan policymakers refrained from sending signals about a potential exit from
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle
to determine the creditworthiness of credit default
swaps. The fund is not rated by any agency. Securities
that have not been rated by any rating agency totaled
-0.05% of the portfolio at the end of the reporting period.
The negative percentage of Not Rated securities is
attributable to derivative holdings.
CREDIT QUALITY DIVERSIFICATION
International Bond Fund (USD Hedged)

T. ROWE PRICE International Bond Fund (USD Hedged)

negative interest rates. Governor Kazuo Ueda reiterated the need for more evidence to be certain of a positive wage-inflation cycle. However, he subsequently noted that the likelihood of sustainably achieving the price stability target was “gradually rising.”
We remain constructively positioned in credit with a supportive macro outlook and easing financial conditions; however, we are mindful that credit spreads tightened significantly over the last few months of the reporting period.
Having generated solid excess returns in 2023, credit spreads could face a more challenging market environment in 2024.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE International Bond Fund (USD Hedged)

RISKS OF INTERNATIONAL BOND INVESTING
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets, including unpredictable changes in currency values.
Investments in emerging markets are subject to abrupt and severe price declines and should be regarded as speculative. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Some countries also have legacies of hyperinflation, currency devaluations, and governmental interference in markets.
International investments are subject to currency risk
,
a decline in the value
of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund’s holdings can be significant and long lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are unpredictable, and it is not possible to effectively hedge the currency risks of many developing countries.
Bonds are also subject to interest rate risk
,
the decline in bond prices that
usually accompanies a rise in interest rates, and credit risk , the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg Global Aggregate ex USD Bond (USD
Hedged) Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and
Bloomberg does not approve, endorse, review, or recommend its products.
Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.

T. ROWE PRICE International Bond Fund (USD Hedged)

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2024, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE International Bond Fund (USD Hedged)

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERNATIONAL BOND FUND (USD HEDGED)
*The Lipper International Income Funds Average is from 9/30/17.
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE International Bond Fund (USD Hedged)

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years
Since
Inception
Inception
Date
International Bond Fund (USD
Hedged) –
.
9.88% 1.82% 1.89% 9/12/17
International Bond Fund (USD
Hedged)–
.
Advisor  Class 9.52 1.47 1.54 9/12/17
International Bond Fund (USD
Hedged)–
.
I  Class 10.00 1.97 2.03 9/12/17
International Bond Fund (USD
Hedged)–
.
Z  Class 10.72 – 1.38 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor,
0.03
I , and
0.04
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE International Bond Fund (USD Hedged)

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
International Bond Fund (USD Hedged) 0.75%
International Bond Fund (USD Hedged)–Advisor Class 0.83
International Bond Fund (USD Hedged)–I Class 0.53
International Bond Fund (USD Hedged)–Z Class 0.51
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE International Bond Fund (USD Hedged)

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INTERNATIONAL BOND FUND (USD HEDGED)
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,056.60 $3.99
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.32   3.92
Advisor Class
Actual   1,000.00   1,054.30   5.13
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.21   5.04
I Class
Actual   1,000.00   1,056.50   2.85
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.43   2.80
Z Class
Actual   1,000.00   1,060.70   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.77%,
the
2
Advisor Class was 0.99%, the
3
I Class was 0.55%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 7 .91 $ 9 .91 $ 10 .35 $ 9 .98 $ 9 .45
Investment activities
Net investment income
(1)(2)
0 .21 0 .15 0 .11 0 .16 0 .18
Net realized and unrealized gain/
loss 0 .56 ( 1 .32 ) ( 0 .28 ) 0 .39 0 .67
Total from investment activities 0 .77 ( 1 .17 ) ( 0 .17 ) 0 .55 0 .85
Distributions
Net investment income ( 0 .03 ) ( 0 .15 ) ( 0 .15 ) ( 0 .02 ) ( 0 .18 )
Net realized gain — ( 0 .68 ) ( 0 .12 ) ( 0 .06 ) ( 0 .14 )
Tax return of capital ( 0 .17 ) — — ( 0 .10 ) —
Total distributions ( 0 .20 ) ( 0 .83 ) ( 0 .27 ) ( 0 .18 ) ( 0 .32 )
NET ASSET VALUE
End of period $ 8 .48 $ 7 .91 $ 9 .91 $ 10 .35 $ 9 .98

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
9 .88% ( 12 .03 ) % ( 1 .66 ) % 5 .59% 9 .01%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .77% 0 .75% 0 .61% 0 .64% 0 .64%
Net expenses after waivers/
payments by Price Associates 0 .77% 0 .75% 0 .61% 0 .64% 0 .64%
Net investment income 2 .59% 1 .65% 1 .04% 1 .55% 1 .85%
Portfolio turnover rate 68 .9% 74 .6% 35 .3% 49 .4% 31 .4%
Net assets, end of period (in
millions) $82 $76 $218 $579 $4,766
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 7 .90 $ 9 .90 $ 10 .35 $ 9 .98 $ 9 .45
Investment activities
Net investment income
(1)(2)
0 .19 0 .13 0 .10 0 .11 0 .15
Net realized and unrealized gain/
loss 0 .55 ( 1 .32 ) ( 0 .32 ) 0 .41 0 .67
Total from investment activities 0 .74 ( 1 .19 ) ( 0 .22 ) 0 .52 0 .82
Distributions
Net investment income ( 0 .02 ) ( 0 .13 ) ( 0 .11 ) ( 0 .02 ) ( 0 .15 )
Net realized gain — ( 0 .68 ) ( 0 .12 ) ( 0 .06 ) ( 0 .14 )
Tax return of capital ( 0 .16 ) — — ( 0 .07 ) —
Total distributions ( 0 .18 ) ( 0 .81 ) ( 0 .23 ) ( 0 .15 ) ( 0 .29 )
NET ASSET VALUE
End of period $ 8 .46 $ 7 .90 $ 9 .90 $ 10 .35 $ 9 .98

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
9 .52% ( 12 .23 ) % ( 2 .12 ) % 5 .22% 8 .63%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .99% 0 .99% 1 .08% 0 .99% 1 .18%
Net expenses after waivers/
payments by Price Associates 0 .99% 0 .99% 0 .99% 0 .99% 0 .99%
Net investment income 2 .40% 1 .46% 1 .03% 1 .08% 1 .51%
Portfolio turnover rate 68 .9% 74 .6% 35 .3% 49 .4% 31 .4%
Net assets, end of period (in
thousands) $212 $81 $102 $106 $249
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 7 .91 $ 9 .91 $ 10 .36 $ 9 .99 $ 9 .45
Investment activities
Net investment income
(1)(2)
0 .23 0 .17 0 .15 0 .16 0 .20
Net realized and unrealized gain/
loss 0 .55 ( 1 .32 ) ( 0 .32 ) 0 .41 0 .67
Total from investment activities 0 .78 ( 1 .15 ) ( 0 .17 ) 0 .57 0 .87
Distributions
Net investment income ( 0 .03 ) ( 0 .17 ) ( 0 .16 ) ( 0 .03 ) ( 0 .19 )
Net realized gain — ( 0 .68 ) ( 0 .12 ) ( 0 .06 ) ( 0 .14 )
Tax return of capital ( 0 .19 ) — — ( 0 .11 ) —
Total distributions ( 0 .22 ) ( 0 .85 ) ( 0 .28 ) ( 0 .20 ) ( 0 .33 )
NET ASSET VALUE
End of period $ 8 .47 $ 7 .91 $ 9 .91 $ 10 .36 $ 9 .99

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
10 .00% ( 11 .81 ) % ( 1 .64 ) % 5 .72% 9 .26%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .54% 0 .53% 0 .50% 0 .51% 0 .51%
Net expenses after waivers/
payments by Price Associates 0 .54% 0 .53% 0 .50% 0 .51% 0 .51%
Net investment income 2 .84% 1 .91% 1 .48% 1 .64% 1 .99%
Portfolio turnover rate 68 .9% 74 .6% 35 .3% 49 .4% 31 .4%
Net assets, end of period (in
millions) $1,488 $1,246 $555 $422 $1,784
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 7 .91 $ 9 .92 $ 10 .36 $ 9 .73
Investment activities
Net investment income
(2)(3)
0 .27 0 .22 0 .21 0 .16
Net realized and unrealized gain/loss 0 .56 ( 1 .33 ) ( 0 .32 ) 0 .67
Total from investment activities 0 .83 ( 1 .11 ) ( 0 .11 ) 0 .83
Distributions
Net investment income ( 0 .03 ) ( 0 .22 ) ( 0 .21 ) ( 0 .03 )
Net realized gain — ( 0 .68 ) ( 0 .12 ) ( 0 .06 )
Tax return of capital ( 0 .23 ) — — ( 0 .11 )
Total distributions ( 0 .26 ) ( 0 .90 ) ( 0 .33 ) ( 0 .20 )
NET ASSET VALUE
End of period $ 8 .48 $ 7 .91 $ 9 .92 $ 10 .36
Ratios/Supplemental Data
Total return
(3)(4)
10 .72% ( 11 .43 ) % ( 1 .05 ) % 8 .57%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0 .51% 0 .51% 0 .50% 0 .50%
(5)
Net expenses after waivers/payments by Price
Associates 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment income 3 .37% 2 .44% 2 .10% 1 .94%
(5)
Portfolio turnover rate 68 .9% 74 .6% 35 .3% 49 .4%
Net assets, end of period (in millions) $4,488 $4,359 $5,334 $4,808
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
December 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.6%
Government Bonds 0.6%
Republic of Albania, 3.50%, 6/16/27 (EUR)  (1)(2) 4,085,000 4,372
Republic of Albania, 3.50%, 11/23/31 (EUR)  (2) 11,810,000 11,480
Republic of Albania, 5.90%, 6/9/28 (EUR)  (2) 15,580,000 17,620
Total Albania (Cost
$34,272
)
33,472
AUSTRALIA 3.2%
Corporate Bonds 0.9%
APA Infrastructure, 3.50%, 3/22/30 (GBP)  5,500,000 6,391
Brambles Finance, 4.25%, 3/22/31 (EUR)  7,660,000 8,909
NBN, 4.125%, 3/15/29 (EUR)  11,070,000 12,735
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  8,150,000 9,456
Transurban Finance, 1.875%, 9/16/24 (EUR)  7,836,000 8,513
Transurban Finance, 3.00%, 4/8/30 (EUR)  11,250,000 12,142
58,146
Government Bonds 2.3%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  126,357,000 89,752
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  28,048,000 15,447
New South Wales Treasury, Series 26, 4.00%, 5/20/26  46,975,600 32,075
137,274
Total Australia (Cost
$209,908
)
195,420
AUSTRIA 0.4%
Government Bonds 0.4%
Republic of Austria, 0.75%, 3/20/51  (2) 40,505,000 26,928
Total Austria (Cost
$24,937
)
26,928
BELGIUM 0.0%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 1.65%, 3/28/31  1,465,000 1,482
Total Belgium (Cost
$1,383
)
1,482
BRAZIL 1.4%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 4.50%, 1/10/28 (USD)  4,300,000 3,523
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  6,750,000 5,247

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
MercadoLibre, 3.125%, 1/14/31 (USD)  6,325,000 5,423
14,193
Government Bonds 1.1%
Brazil Notas do Tesouro Nacional, Series NTNB, 6.00%, 8/15/30  112,113,682 24,076
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  86,665,000 17,907
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  128,164,000 26,064
68,047
Total Brazil (Cost
$79,927
)
82,240
BULGARIA 1.2%
Government Bonds 1.2%
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  16,796,000 19,515
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  (2) 8,790,000 10,214
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  18,433,000 21,419
Republic of Bulgaria, 4.875%, 5/13/36 (EUR)  18,625,000 22,056
Total Bulgaria (Cost
$66,426
)
73,204
CANADA 2.0%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52  (2) 8,230,000 5,787
5,787
Corporate Bonds 0.3%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77  (3) 27,134,000 18,747
18,747
Government Bonds 1.6%
Government of Canada, 5.00%, 6/1/37  35,290,000 32,100
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  65,423,670 59,186
Province of Ontario, 3.50%, 6/2/43  5,239,000 3,665
94,951
Total Canada (Cost
$127,734
)
119,485
CHILE 0.2%
Corporate Bonds 0.1%
Interchile, 4.50%, 6/30/56 (USD)  8,000,000 6,620
6,620

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.1%
Republic of Chile, 4.125%, 7/5/34 (EUR)  6,420,000 7,255
7,255
Total Chile (Cost
$14,121
)
13,875
CHINA 6.6%
Convertible Bonds 0.1%
Xiaomi Best Time International, Zero Coupon, 12/17/27 (USD)  7,000,000 6,265
6,265
Corporate Bonds 0.4%
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR)  (2) 10,000,000 10,687
Tencent Holdings, 3.24%, 6/3/50 (USD)  (1) 10,200,000 6,810
Tencent Holdings, 3.84%, 4/22/51 (USD)  7,000,000 5,237
22,734
Government Bonds 6.1%
China Development Bank, Series 1905, 3.48%, 1/8/29  250,000,000 36,762
People's Republic of China, Series INBK, 2.60%, 9/1/32  670,000,000 94,537
People's Republic of China, Series INBK, 2.62%, 4/15/28  110,000,000 15,665
People's Republic of China, Series INBK, 2.69%, 8/15/32  510,000,000 72,479
People's Republic of China, Series INBK, 3.02%, 5/27/31  270,000,000 39,298
People's Republic of China, Series INBK, 3.32%, 4/15/52  180,000,000 27,384
People's Republic of China, Series INBK, 3.53%, 10/18/51  170,000,000 26,789
People's Republic of China, Series 1908, 4.00%, 6/24/69  60,000,000 10,758
People's Republic of China, Series 1915, 3.13%, 11/21/29  310,000,000 45,299
368,971
Total China (Cost
$388,855
)
397,970
COLOMBIA 1.0%
Government Bonds 1.0%
Republic of Colombia, Series B, 6.00%, 4/28/28  60,253,700,000 13,726
Republic of Colombia, Series B, 7.00%, 3/26/31  95,880,000,000 21,357
Republic of Colombia, Series B, 13.25%, 2/9/33  90,056,200,000 27,601
Total Colombia (Cost
$51,238
)
62,684
CYPRUS 0.5%
Government Bonds 0.5%
Republic of Cyprus, 0.95%, 1/20/32  19,769,000 18,674
Republic of Cyprus, 1.50%, 4/16/27  2,130,000 2,257
Republic of Cyprus, 2.75%, 6/27/24  1,668,000 1,832

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Cyprus, 2.75%, 2/26/34  2,716,000 2,824
Republic of Cyprus, 2.75%, 5/3/49  2,832,000 2,595
Total Cyprus (Cost
$33,736
)
28,182
CZECH REPUBLIC 0.1%
Government Bonds 0.1%
Republic of Czech, Series 125, 1.50%, 4/24/40  220,710,000 7,106
Total Czech Republic (Cost
$6,470
)
7,106
DENMARK 0.7%
Corporate Bonds 0.7%
Carlsberg Breweries, 0.875%, 7/1/29 (EUR)  3,773,000 3,693
Danske Bank, VR, 0.75%, 6/9/29 (EUR)  (3) 8,420,000 8,220
Danske Bank, VR, 1.375%, 2/17/27 (EUR)  (1)(3) 2,440,000 2,564
Danske Bank, VR, 1.375%, 2/12/30 (EUR)  (3) 4,700,000 5,000
Orsted, 4.875%, 1/12/32 (GBP)  5,750,000 7,245
TDC Net, 5.618%, 2/6/30 (EUR)  13,970,000 15,807
Total Denmark (Cost
$40,847
)
42,529
FRANCE 3.2%
Corporate Bonds 1.8%
Altice France, 3.375%, 1/15/28  (2) 505,000 440
Altice France, 5.875%, 2/1/27  (2) 1,305,000 1,279
Banijay Entertainment, 7.00%, 5/1/29  (2) 1,045,000 1,216
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  3,000,000 3,101
Banque Federative du Credit Mutuel, 1.375%, 7/16/28  (1) 3,100,000 3,176
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  5,400,000 6,369
BNP Paribas, VR, 2.125%, 1/23/27  (1)(3) 9,300,000 9,964
BNP Paribas, VR, 3.875%, 1/10/31  (3) 4,000,000 4,543
BPCE, 0.25%, 1/14/31  7,100,000 6,298
BPCE, 3.50%, 1/25/28  5,500,000 6,133
Credit Agricole, 0.875%, 1/14/32  1,000,000 905
Credit Agricole, 1.00%, 9/16/24  5,800,000 6,273
Credit Agricole, 1.875%, 12/20/26  5,200,000 5,517
Credit Agricole Assurances, VR, 2.625%, 1/29/48  (3) 6,000,000 6,135
Electricite de France, 6.125%, 6/2/34 (GBP)  7,200,000 9,766
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  8,600,000 8,118
IPD 3, 8.00%, 6/15/28  (2) 1,825,000 2,147
Loxam, 6.375%, 5/15/28  3,795,000 4,356
Orange, 3.25%, 1/15/32 (GBP)  6,500,000 7,704
RTE Reseau de Transport d'Electricite SADIR, 0.75%, 1/12/34  7,200,000 6,357

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Veolia Environnement, 1.25%, 4/2/27  2,000,000 2,090
Veolia Environnement, 1.94%, 1/7/30  5,700,000 5,878
107,765
Government Bonds 1.4%
Republic of France, 1.25%, 5/25/36  (2) 65,636,000 61,192
Republic of France, 3.00%, 5/25/33  18,975,000 21,764
82,956
Total France (Cost
$202,959
)
190,721
GERMANY 5.2%
Corporate Bonds 1.4%
Allianz, VR, 3.375%  (3)(4) 13,400,000 14,604
E.ON International Finance, 6.25%, 6/3/30 (GBP)  11,400,000 15,766
Fresenius, 5.00%, 11/28/29  5,200,000 6,126
Gruenenthal, 3.625%, 11/15/26  (2) 990,000 1,076
Gruenenthal, 6.75%, 5/15/30  (2) 530,000 620
Gruenenthal, 6.75%, 5/15/30  3,500,000 4,092
Hannover Rueck, VR, 1.125%, 10/9/39  (3) 11,500,000 10,776
Hannover Rueck, VR, 1.75%, 10/8/40  (3) 4,800,000 4,560
TK Elevator Midco, 4.375%, 7/15/27  (1)(2) 2,745,000 2,923
Volkswagen Financial Services, 0.375%, 2/12/30  10,300,000 9,379
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  1,300,000 1,370
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 5,419
Volkswagen Leasing, 1.625%, 8/15/25  5,350,000 5,730
82,441
Government Bonds 3.8%
Bundesobligation, Series 184, 0.00%, 10/9/26  79,031,000 82,238
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/30  103,692,000 101,911
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52  27,421,200 16,044
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40  18,688,000 27,556
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 4,192
231,941
Total Germany (Cost
$298,188
)
314,382
GREECE 0.3%
Government Bonds 0.3%
Hellenic Republic, 0.75%, 6/18/31  (2) 17,599,000 16,642
Total Greece (Cost
$21,189
)
16,642

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 1.6%
Corporate Bonds 0.1%
OTP Bank, VR, 7.35%, 3/4/26 (EUR)  (3) 5,290,000 6,010
6,010
Government Bonds 1.5%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  4,370,000 5,132
Republic of Hungary, 5.00%, 2/22/27 (EUR)  8,464,000 9,764
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  35,152,610,000 77,046
91,942
Total Hungary (Cost
$101,969
)
97,952
ICELAND 0.3%
Corporate Bonds 0.1%
Landsbankinn, 0.375%, 5/23/25 (EUR)  8,060,000 8,359
8,359
Government Bonds 0.2%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  10,385,000 10,028
10,028
Total Iceland (Cost
$21,619
)
18,387
INDIA 0.9%
Corporate Bonds 0.2%
ABJA Investment, 5.95%, 7/31/24 (USD)  6,850,000 6,835
State Bank of India, 4.875%, 5/5/28 (USD)  5,088,000 5,087
11,922
Government Bonds 0.7%
Republic of India, 7.26%, 8/22/32  3,550,060,000 42,763
42,763
Total India (Cost
$54,728
)
54,685
INDONESIA 3.0%
Corporate Bonds 0.1%
Minejesa Capital, 5.625%, 8/10/37 (USD)  3,965,000 3,484
3,484
Government Bonds 2.9%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  40,797,000 45,427

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  473,000,000,000 30,145
Republic of Indonesia, Series FR87, 6.50%, 2/15/31  39,098,000,000 2,529
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  324,510,000,000 20,863
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  441,080,000,000 28,597
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  746,803,000,000 50,295
177,856
Total Indonesia (Cost
$186,385
)
181,340
IRELAND 0.1%
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  2,696,000 2,222
Republic of Ireland, 2.00%, 2/18/45  5,630,000 5,335
Total Ireland (Cost
$10,725
)
7,557
ISRAEL 0.5%
Corporate Bonds 0.1%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD)  (2)(3) 6,450,000 5,576
5,576
Government Bonds 0.4%
State of Israel, 1.50%, 1/18/27 (EUR)  18,046,000 18,449
State of Israel, Series 0142, 5.50%, 1/31/42  18,315,000 5,745
24,194
Total Israel (Cost
$34,920
)
29,770
ITALY 4.6%
Corporate Bonds 0.8%
Autostrade per l'Italia, 2.00%, 12/4/28  6,245,000 6,324
Autostrade per l'Italia, 2.00%, 1/15/30  5,620,000 5,503
CA Auto Bank, 0.50%, 9/13/24  (1) 5,800,000 6,244
Enel Finance International, 5.625%, 8/14/24 (GBP)  2,663,000 3,386
Inter Media & Communication, 6.75%, 2/9/27  (1) 5,350,000 5,682
Intesa Sanpaolo, 1.75%, 7/4/29  (1) 8,399,000 8,440
Lottomatica, FRN, 3M EURIBOR + 4.125%, 8.10%, 6/1/28  (2) 1,040,000 1,159
Snam, 0.875%, 10/25/26  6,950,000 7,219
UniCredit, VR, 4.875%, 2/20/29  (3) 6,100,000 6,728
50,685
Government Bonds 3.8%
Italy Buoni Poliennali Del Tesoro, Series 10Y, 4.40%, 5/1/33  134,652,000 158,234
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  37,508,000 30,033

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%, 5/15/28  (2) 35,483,712 39,115
227,382
Total Italy (Cost
$275,079
)
278,067
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  8,775,000 8,709
Total Ivory Coast (Cost
$7,690
)
8,709
JAPAN 13.4%
Government Bonds 13.4%
Government of Japan, Series 16, 1.30%, 3/20/63  10,800,000,000 66,367
Government of Japan, Series 44, 1.70%, 9/20/44  13,073,850,000 97,042
Government of Japan, Series 73, 0.70%, 12/20/51  586,150,000 3,284
Government of Japan, Series 74, 1.00%, 3/20/52  9,339,650,000 56,604
Government of Japan, Series 75, 1.30%, 6/20/52  10,616,750,000 69,252
Government of Japan, Series 76, 1.40%, 9/20/52  10,292,350,000 68,683
Government of Japan, Series 338, 0.40%, 3/20/25  13,396,000,000 95,488
Government of Japan Treasury Bills, Series 1201, (0.166)%,
3/25/24  12,701,800,000 90,118
Government of Japan, Inflation-Indexed, Series 18, 0.10%,
3/10/24  5,414,374,200 38,707
Government of Japan, Inflation-Indexed, Series 19, 0.10%,
9/10/24  9,065,576,400 65,289
Government of Japan, Inflation-Indexed, Series 20, 0.10%,
3/10/25  10,341,978,000 75,180
Government of Japan, Inflation-Indexed, Series 26, 0.005%,
3/10/31  7,240,306,068 54,865
Government of Japan, Inflation-Indexed, Series 27, 0.005%,
3/10/32  4,449,654,300 33,713
Total Japan (Cost
$927,367
)
814,592
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal, 2.625%, 4/28/28 (USD)  (2) 9,170,000 8,268
MEGlobal, 2.625%, 4/28/28 (USD)  3,125,000 2,817
Total Kuwait (Cost
$12,079
)
11,085

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
LATVIA 1.4%
Government Bonds 1.4%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  64,671,000 66,495
Republic of Latvia, 3.875%, 5/22/29 (EUR)  13,210,000 15,086
Total Latvia (Cost
$85,571
)
81,581
LITHUANIA 0.6%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26  (2) 1,150,000 1,266
1,266
Government Bonds 0.6%
Republic of Lithuania, 3.875%, 6/14/33  30,295,000 35,104
35,104
Total Lithuania (Cost
$33,428
)
36,370
LUXEMBOURG 0.3%
Corporate Bonds 0.3%
Albion Financing 1, 5.25%, 10/15/26  3,200,000 3,523
Altice Financing, 4.25%, 8/15/29  (2) 1,775,000 1,729
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  9,970,000 9,256
Logicor Financing, 1.50%, 7/13/26  6,240,000 6,443
Total Luxembourg (Cost
$22,697
)
20,951
MALAYSIA 3.1%
Government Bonds 3.1%
Government of Malaysia, Series 0119, 3.906%, 7/15/26  178,500,000 39,254
Government of Malaysia, Series 0120, 4.065%, 6/15/50  94,879,000 20,289
Government of Malaysia, Series 0216, 4.736%, 3/15/46  310,065,000 72,419
Government of Malaysia, Series 0316, 3.90%, 11/30/26  25,840,000 5,686
Government of Malaysia, Series 0318, 4.642%, 11/7/33  78,750,000 18,408
Government of Malaysia, Series 0518, 4.921%, 7/6/48  119,656,000 28,797
Total Malaysia (Cost
$191,645
)
184,853
MEXICO 2.3%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  6,670,000 9,129
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD)  (3) 11,800,000 10,701

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD)  (2) 8,900,000 9,367
29,197
Government Bonds 1.8%
Petroleos Mexicanos, 4.75%, 2/26/29 (EUR)  13,400,000 12,221
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  17,590,000 16,975
United Mexican States, Series M, 7.50%, 5/26/33  544,245,000 29,052
United Mexican States, Series M, 8.50%, 5/31/29  163,115,000 9,406
United Mexican States, Series M, 8.50%, 11/18/38  727,050,000 40,872
108,526
Total Mexico (Cost
$128,431
)
137,723
NETHERLANDS 1.0%
Corporate Bonds 1.0%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 123
GTCR W-2 Merger, 8.50%, 1/15/31 (GBP)  (2) 235,000 324
ING Groep, VR, 1.25%, 2/16/27  (3) 8,800,000 9,235
ING Groep, VR, 4.75%, 5/23/34  (3) 6,000,000 7,032
LeasePlan, VR, 7.375%  (3)(4) 8,200,000 9,074
Nationale-Nederlanden Bank, 0.375%, 2/26/25  5,300,000 5,632
Sartorius Finance, 4.50%, 9/14/32  8,000,000 9,192
TenneT Holding, 2.00%, 6/5/34  12,320,000 12,303
VZ Secured Financing, 3.50%, 1/15/32  (1) 3,900,000 3,800
Ziggo, 2.875%, 1/15/30  2,720,000 2,670
Total Netherlands (Cost
$58,697
)
59,385
NEW ZEALAND 1.1%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  8,130,000 9,100
9,100
Government Bonds 1.0%
New Zealand Government Bond, Series 0433, 3.50%, 4/14/33  82,975,000 49,149
New Zealand Government Bond, Series 0551, 2.75%, 5/15/51  22,771,000 10,271
59,420
Total New Zealand (Cost
$66,067
)
68,520
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR)  (2) 5,430,000 6,279
Total North Macedonia (Cost
$5,753
)
6,279

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
NORWAY 0.3%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  10,635,000 10,010
10,010
Government Bonds 0.2%
Kingdom of Norway, Series 476, 3.00%, 3/14/24  (2) 104,912,000 10,290
10,290
Total Norway (Cost
$22,146
)
20,300
PERU 0.9%
Corporate Bonds 0.1%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD)  (3) 6,175,000 5,879
5,879
Government Bonds 0.8%
Republic of Peru, 5.40%, 8/12/34  189,750,000 46,392
46,392
Total Peru (Cost
$49,249
)
52,271
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  4,245,000 4,473
Total Philippines (Cost
$5,096
)
4,473
POLAND 0.4%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR)  (2) 1,740,000 1,790
1,790
Government Bonds 0.4%
Republic of Poland, Series 1033, 6.00%, 10/25/33  79,910,000 21,553
21,553
Total Poland (Cost
$21,863
)
23,343
PORTUGAL 0.2%
Corporate Bonds 0.2%
Banco Comercial Portugues, VR, 1.125%, 2/12/27  (3) 5,800,000 6,047

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Banco Comercial Portugues, VR, 1.75%, 4/7/28  (1)(3) 3,500,000 3,606
Banco Comercial Portugues, VR, 6.888%, 12/7/27  (3) 3,900,000 4,361
Total Portugal (Cost
$13,141
)
14,014
QATAR 0.1%
Corporate Bonds 0.1%
QNB Finance, 2.75%, 2/12/27 (USD)  8,200,000 7,662
Total Qatar (Cost
$7,951
)
7,662
ROMANIA 0.3%
Corporate Bonds 0.3%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR)  (3) 12,440,000 14,499
RCS & RDS, 3.25%, 2/5/28 (EUR)  6,300,000 6,233
Total Romania (Cost
$19,733
)
20,732
SAUDI ARABIA 0.1%
Government Bonds 0.1%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  5,800,000 5,201
Total Saudi Arabia (Cost
$5,381
)
5,201
SENEGAL 0.1%
Government Bonds 0.1%
Republic of Senegal, 5.375%, 6/8/37 (EUR)  9,600,000 7,863
Total Senegal (Cost
$6,711
)
7,863
SERBIA 1.0%
Corporate Bonds 0.1%
Summer BidCo, 9.00%, 11/15/25, (9.00% Cash or 9.75% PIK)
(EUR)  (5) 1,655,657 1,825
United Group, 4.625%, 8/15/28 (EUR)  (2) 3,105,000 3,259
5,084
Government Bonds 0.9%
Republic of Serbia, 1.00%, 9/23/28 (EUR)  (2) 26,075,000 24,369
Republic of Serbia, 1.50%, 6/26/29 (EUR)  (1)(2) 14,635,000 13,682
Republic of Serbia, 1.65%, 3/3/33 (EUR)  10,435,000 8,545
Republic of Serbia, 2.05%, 9/23/36 (EUR)  (1) 4,885,000 3,766

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Serbia, 2.05%, 9/23/36 (EUR)  (2) 5,025,000 3,874
54,236
Total Serbia (Cost
$70,734
)
59,320
SINGAPORE 1.8%
Government Bonds 1.8%
Government of Singapore, 0.50%, 11/1/25  44,175,000 31,834
Government of Singapore, 1.625%, 7/1/31  48,911,000 34,307
Government of Singapore, 2.375%, 6/1/25  15,670,000 11,691
Government of Singapore, 2.875%, 7/1/29  40,189,000 30,672
Total Singapore (Cost
$101,996
)
108,504
SLOVENIA 0.7%
Government Bonds 0.7%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35  (1) 11,285,000 10,544
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  20,086,000 21,986
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  (1) 7,145,000 7,557
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  4,975,000 4,509
Total Slovenia (Cost
$50,614
)
44,596
SOUTH AFRICA 0.1%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  5,340,000 6,287
Total South Africa (Cost
$5,854
)
6,287
SOUTH KOREA 0.4%
Corporate Bonds 0.4%
NongHyup Bank, 4.875%, 7/3/28 (USD)  (2) 11,310,000 11,384
Shinhan Bank, 4.50%, 4/12/28 (USD)  (2) 12,100,000 12,010
Total South Korea (Cost
$23,331
)
23,394
SPAIN 2.5%
Corporate Bonds 1.4%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27  7,900,000 8,794
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33  (3) 2,700,000 3,129
Banco de Sabadell, VR, 0.875%, 6/16/28  (3) 6,600,000 6,568
Banco de Sabadell, VR, 5.125%, 11/10/28  (3) 5,100,000 5,915
Banco Santander, 1.125%, 1/17/25  5,800,000 6,226

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
CaixaBank, 3.75%, 9/7/29  9,300,000 10,513
CaixaBank, VR, 6.25%, 2/23/33  (3) 2,600,000 3,027
Cellnex Telecom, 1.75%, 10/23/30  (1) 13,000,000 12,556
Cirsa Finance International, 7.875%, 7/31/28  (1)(2) 4,415,000 5,070
EDP Servicios Financieros Espana, 4.375%, 4/4/32  5,143,000 6,044
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  7,300,000 7,788
Lorca Telecom Bondco, 4.00%, 9/18/27  8,700,000 9,364
84,994
Government Bonds 1.1%
Kingdom of Spain, 0.00%, 1/31/28  65,124,000 64,872
64,872
Total Spain (Cost
$142,989
)
149,866
SRI LANKA 0.3%
Government Bonds 0.3%
Republic of Sri Lanka, 11.00%, 6/1/26  1,017,000,000 2,972
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  1,227,000,000 3,583
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  1,063,000,000 3,132
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  727,000,000 2,642
Republic of Sri Lanka Treasury Bills, Series 364, 21.75%, 4/5/24  2,244,000,000 6,682
Total Sri Lanka (Cost
$18,725
)
19,011
SWEDEN 2.3%
Corporate Bonds 0.2%
Tele2, 0.75%, 3/23/31 (EUR)  5,645,000 5,207
Verisure Holding, 3.875%, 7/15/26 (EUR)  (2) 1,600,000 1,733
Verisure Holding, 9.25%, 10/15/27 (EUR)  3,600,000 4,270
11,210
Government Bonds 2.1%
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32  (1) 998,705,000 100,694
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  287,171,787 27,505
128,199
Total Sweden (Cost
$139,804
)
139,409
SWITZERLAND 0.3%
Corporate Bonds 0.3%
ABB Finance, 3.375%, 1/16/31 (EUR)  4,445,000 5,025
UBS Group, VR, 2.875%, 4/2/32 (EUR)  (3) 7,050,000 7,261

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
UBS Group, VR, 7.75%, 3/1/29 (EUR)  (3) 4,879,000 6,198
Total Switzerland (Cost
$16,124
)
18,484
THAILAND 2.0%
Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD)  (3) 7,545,000 6,712
6,712
Government Bonds 1.9%
Kingdom of Thailand, 1.60%, 12/17/29  132,630,000 3,689
Kingdom of Thailand, 2.00%, 12/17/31  2,010,559,000 56,297
Kingdom of Thailand, 3.45%, 6/17/43  691,700,000 21,273
Kingdom of Thailand, 3.65%, 6/20/31  1,104,772,000 34,601
115,860
Total Thailand (Cost
$123,999
)
122,572
UNITED KINGDOM 8.3%
Corporate Bonds 2.6%
Barclays, VR, 0.577%, 8/9/29 (EUR)  (3) 5,175,000 4,912
Barclays, VR, 0.877%, 1/28/28 (EUR)  (3) 5,200,000 5,265
Barclays, VR, 6.369%, 1/31/31  (3) 4,650,000 6,155
Bellis Acquisition, 3.25%, 2/16/26  (2) 1,450,000 1,712
Deuce Finco, 5.50%, 6/15/27  (2) 1,600,000 1,899
Eastern Power Networks, 5.75%, 3/8/24  62,000 79
Heathrow Funding, 2.75%, 10/13/29  8,360,000 9,646
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR)  (3) 10,715,000 12,259
Jerrold Finco, 4.875%, 1/15/26  (2) 580,000 711
Jerrold Finco, 5.25%, 1/15/27  2,800,000 3,300
Kane Bidco, 5.00%, 2/15/27 (EUR)  (1) 8,420,000 8,916
Legal & General Group, VR, 5.375%, 10/27/45  (3) 5,685,000 7,197
Marks & Spencer, 6.00%, 6/12/25  1,713,000 2,192
Motion Finco, 7.375%, 6/15/30 (EUR)  (2) 6,345,000 7,146
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR)  (3) 2,770,000 2,975
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR)  (3) 5,050,000 5,461
NatWest Group, VR, 0.67%, 9/14/29 (EUR)  (3) 5,250,000 5,029
NatWest Group, VR, 0.78%, 2/26/30 (EUR)  (3) 2,014,000 1,912
NatWest Group, VR, 1.043%, 9/14/32 (EUR)  (3) 5,075,000 4,941
Next Group, 3.625%, 5/18/28  (1) 7,491,000 9,083
Next Group, 4.375%, 10/2/26  982,000 1,237
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29 (EUR)  (3) 6,475,000 6,137
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29  (3) 3,320,000 3,778
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28 (EUR)  (3) 5,300,000 5,802
Severn Trent Utilities Finance, 4.625%, 11/30/34  5,970,000 7,442

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Severn Trent Utilities Finance, 6.125%, 2/26/24  206,000 263
Standard Chartered, VR, 2.50%, 9/9/30 (EUR)  (3) 6,670,000 7,117
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 5,483
Tesco Corporate Treasury Services, 1.875%, 11/2/28  4,850,000 5,445
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  (2) 5,145,000 5,654
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 6,186
155,334
Government Bonds 5.7%
United Kingdom Gilt, 0.625%, 6/7/25  55,319,000 67,163
United Kingdom Gilt, 0.625%, 10/22/50  78,870,000 44,515
United Kingdom Gilt, 1.50%, 7/22/26  49,538,000 60,044
United Kingdom Gilt, 1.625%, 10/22/28  39,516,000 46,647
United Kingdom Gilt, 4.25%, 12/7/46  64,972,797 84,300
United Kingdom Gilt, Inflation-Indexed, Series 3MO, 0.125%,
3/22/26  32,903,658 41,746
344,415
Total United Kingdom (Cost
$504,154
)
499,749
UNITED STATES 4.6%
Corporate Bonds 4.4%
AbbVie, 2.625%, 11/15/28 (EUR)  5,967,000 6,470
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 4,717
American Honda Finance, 1.95%, 10/18/24 (EUR)  (1) 4,680,000 5,086
AT&T, 3.95%, 4/30/31 (EUR)  13,150,000 15,044
Athene Global Funding, 0.832%, 1/8/27 (EUR)  6,150,000 6,252
Bank of America, 2.375%, 6/19/24 (EUR)  5,000,000 5,475
Bank of America, VR, 1.379%, 2/7/25 (EUR)  (3) 5,786,000 6,371
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  7,393,000 9,132
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  (1) 1,450,000 1,408
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,596
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  5,119,000 5,136
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 10,960
Comcast, 0.00%, 9/14/26 (EUR)  3,000,000 3,052
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  (2) 2,623,000 3,165
Encore Capital Group, 4.875%, 10/15/25 (EUR)  (2) 3,480,000 3,824
Fiserv, 1.625%, 7/1/30 (EUR)  175,000 174
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 11,218
Fiserv, 4.50%, 5/24/31 (EUR)  10,825,000 12,644
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  6,420,000 7,280
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  4,125,000 4,764
General Motors Financial, 0.85%, 2/26/26 (EUR)  10,000,000 10,472
Goldman Sachs Group, 1.375%, 5/15/24 (EUR)  5,700,000 6,230
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,387

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP)  (3) 3,180,000 3,831
Graphic Packaging International, 2.625%, 2/1/29 (EUR)  (2) 2,975,000 3,026
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  (1) 8,000,000 9,107
Highland Holdings, 0.318%, 12/15/26 (EUR)  3,635,000 3,694
International Game Technology, 3.50%, 6/15/26 (EUR)  (2) 2,410,000 2,638
International Game Technology, 3.50%, 6/15/26 (EUR)  4,550,000 4,981
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 2,911
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  570,000 748
Mondelez International, 0.25%, 3/17/28 (EUR)  10,218,000 10,078
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR)  (2) 6,160,000 5,855
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR)  (3) 4,931,000 4,995
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR)  (3) 11,660,000 11,096
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR)  (3) 2,000,000 2,420
Netflix, 3.875%, 11/15/29 (EUR)  5,585,000 6,362
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 5,745
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 4,860
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 880
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 1,807
Upjohn Finance, 1.908%, 6/23/32 (EUR)  5,520,000 5,107
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  5,630,000 6,039
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 4,854
Verizon Communications, 2.625%, 12/1/31 (EUR)  4,715,000 4,963
VF, 4.125%, 3/7/26 (EUR)  4,239,000 4,624
VF, 4.25%, 3/7/29 (EUR)  (1) 4,355,000 4,599
Westlake, 1.625%, 7/17/29 (EUR)  9,435,000 9,317
269,394
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (6) 20,826,087 11,350
11,350
Total United States (Cost
$291,862
)
280,744
SHORT-TERM INVESTMENTS 10.0%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.42%  (7)(8) 71,572,184 71,572
71,572
U.S. Treasury Obligations 8.8%
U.S. Treasury Bills, 5.267%, 2/29/24  60,700,000 60,185
U.S. Treasury Bills, 5.283%, 1/4/24  118,800,000 118,766
U.S. Treasury Bills, 5.297%, 1/16/24  357,183,000 356,454
535,405
Total Short-Term Investments (Cost $606,902) 606,977

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 5.42%  (7)(8) 96,239,430 96,239
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 96,239
Total Securities Lending Collateral (Cost $96,239) 96,239
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0 .0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / CAD
Put, 2/2/24 @
CAD1.34  (9) 1 59,210 901
Total Options Purchased (Cost $407) 901
Total Investments in Securities
99.6% of Net Assets
(Cost $6,172,045) $ 6,036,040
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) See Note 4 . All or a portion of this security is on loan at December 31, 2023.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$370,797 and represents 6.1% of net assets.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(7) Seven-day yield
(8) Affiliated Companies
(9) Non-income producing
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira

T. ROWE PRICE International Bond Fund (USD Hedged)

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.
.
.
.
.
.
.
.
.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
5 Year Interest Rate Swap,
2/1/29 Receive Fixed 2.88%
Annually, Pay Variable
3.861% (6M EURIBOR)
Semi-Annually, 1/31/24 @
2.88%* (EUR) 1 270,200 (7,883)
Total Options Written (Premiums $(1,887)) $ (7,883)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS (0.2)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 17,964 151 (145) 296
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 12,470 91 (375) 466
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) * 9,200 42 (53) 95
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 16,500 138 (18) 156
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) * 6,635 74 (111) 185
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 4,911 41 (7) 48
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) * 2,801 31 (38) 69
Total Greece (747) 1,315
Total Bilateral Credit Default Swaps, Protection Sold (747) 1,315
Total Bilateral Swaps (747) 1,315

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.2)%
Credit Default Swaps, Protection Bought (0.0)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 14,510 (958) (587) (371)
Total Canada (371)
Foreign/Europe 0.0%
Protection Bought (Relevant Credit:
Lanxess), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/28 4,601 135 228 (93)
Total Foreign/Europe (93)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (464)
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Protection Sold (Relevant Credit: Hellenic
Republic, BBB-*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26
(USD) * 3,700 58 39 19
Total Greece 19
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BB+*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 * 4,592 890 744 146
Total Spain 146
Total Centrally Cleared Credit Default Swaps,
Protection Sold 165
Interest Rate Swaps (0.2)%
China 0.0%
5 Year Interest Rate Swap, Receive Fixed
2.283% Quarterly, Pay Variable 3.200% (7
Day Interbank Repo) Quarterly, 8/18/28 235,500 67 — 67
5 Year Interest Rate Swap, Receive Fixed
2.476% Quarterly, Pay Variable 4.000% (7
Day Interbank Repo) Quarterly, 6/1/28 219,090 321 — 321
5 Year Interest Rate Swap, Receive Fixed
2.562% Quarterly, Pay Variable 2.050% (7
Day Interbank Repo) Quarterly, 5/15/28 37,862 77 — 77

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
2.568% Quarterly, Pay Variable 2.050% (7
Day Interbank Repo) Quarterly, 5/16/28 128,613 265 — 265
5 Year Interest Rate Swap, Receive Fixed
2.579% Quarterly, Pay Variable 2.050% (7
Day Interbank Repo) Quarterly, 5/15/28 164,070 351 — 351
Total China 1,081
Foreign/Europe (0.2)%
2 Year Interest Rate Swap, Receive Fixed
3.544% Annually, Pay Variable 3.932% (6M
EURIBOR) Semi-Annually, 2/27/25 37,700 775 — 775
4 Year Interest Rate Swap, Receive Fixed
(0.090)% Annually, Pay Variable 4.072%
(6M EURIBOR) Semi-Annually, 11/4/25 27,310 (1,799) — (1,799)
4 Year Interest Rate Swap, Receive Fixed
(0.144)% Annually, Pay Variable 4.143%
(6M EURIBOR) Semi-Annually, 10/20/25 36,080 (2,465) — (2,465)
5 Year Interest Rate Swap, Receive Fixed
3.367% Annually, Pay Variable 4.071% (6M
EURIBOR) Semi-Annually, 9/21/28 194,575 8,320 — 8,320
5 Year Interest Rate Swap, Receive Fixed
3.479% Annually, Pay Variable 4.128% (6M
EURIBOR) Semi-Annually, 10/5/28 136,200 6,663 — 6,663
7 Year Interest Rate Swap, Receive Fixed
2.638% Annually, Pay Variable 3.938% (6M
EURIBOR) Semi-Annually, 12/17/29 47,260 545 — 545
9 Year Interest Rate Swap, Pay Fixed
0.858% Annually, Receive Variable 4.070%
(6M EURIBOR) Semi-Annually, 9/22/27 600 44 1 43
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable 3.987% (6M
EURIBOR) Semi-Annually, 3/2/32 40,250 (5,613) — (5,613)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 4.138% (6M
EURIBOR) Semi-Annually, 4/5/32 49,550 (5,120) — (5,120)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable 4.126% (6M
EURIBOR) Semi-Annually, 4/21/32 30,272 (1,993) — (1,993)
10 Year Interest Rate Swap, Receive Fixed
1.640% Annually, Pay Variable 4.092% (6M
EURIBOR) Semi-Annually, 5/3/32 30,750 (1,964) 1 (1,965)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 4.026% (6M
EURIBOR) Semi-Annually, 11/30/32 4,760 81 — 81

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 4.026% (6M
EURIBOR) Semi-Annually, 11/30/32 2,040 37 — 37
10 Year Interest Rate Swap, Receive Fixed
2.702% Annually, Pay Variable 4.070% (6M
EURIBOR) Semi-Annually, 11/24/32 3,600 66 1 65
10 Year Interest Rate Swap, Receive Fixed
2.712% Annually, Pay Variable 4.070% (6M
EURIBOR) Semi-Annually, 11/24/32 1,200 24 1 23
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 4.070% (6M
EURIBOR) Semi-Annually, 11/23/32 88,800 1,829 — 1,829
10 Year Interest Rate Swap, Receive Fixed
2.735% Annually, Pay Variable 4.058% (6M
EURIBOR) Semi-Annually, 11/22/32 4,585 97 — 97
10 Year Interest Rate Swap, Receive Fixed
2.742% Annually, Pay Variable 4.058% (6M
EURIBOR) Semi-Annually, 11/22/32 13,400 293 — 293
10 Year Interest Rate Swap, Receive Fixed
2.796% Annually, Pay Variable 4.076% (6M
EURIBOR) Semi-Annually, 11/17/32 2,890 76 — 76
10 Year Interest Rate Swap, Receive Fixed
2.803% Annually, Pay Variable 4.071% (6M
EURIBOR) Semi-Annually, 11/18/32 4,912 131 — 131
10 Year Interest Rate Swap, Receive Fixed
2.822% Annually, Pay Variable 4.076% (6M
EURIBOR) Semi-Annually, 11/17/32 19,300 553 — 553
30 Year Interest Rate Swap, Pay Fixed
2.953% Annually, Receive Variable 4.071%
(6M EURIBOR) Semi-Annually, 9/22/53 72,000 (10,089) — (10,089)
Total Foreign/Europe (9,513)
Japan (0.0)%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
(0.031)% (JPY TONA) Annually, 8/10/28 58,400,000 (691) — (691)
5 Year Interest Rate Swap, Pay Fixed
0.544% Annually, Receive Variable
(0.012)% (JPY TONA) Annually, 11/27/28 1,750,000 (66) — (66)
Total Japan (757)
Mexico (0.0)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 11.504%
(MXIBTIIE) 28 Days, 5/4/27 525,000 (3,161) 1 (3,162)
Total Mexico (3,162)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Poland 0.1%
5 Year Interest Rate Swap, Pay Fixed
5.010% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/30/28 372,800 (1,230) — (1,230)
5 Year Interest Rate Swap, Receive Fixed
4.550% Annually, Pay Variable 5.780% (6M
PLN WIBOR) Semi-Annually, 11/21/28 38,733 48 — 48
5 Year Interest Rate Swap, Receive Fixed
4.685% Annually, Pay Variable 5.780% (6M
PLN WIBOR) Semi-Annually, 11/17/28 39,125 106 — 106
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 5.580%
(6M PLN WIBOR) Semi-Annually, 10/22/29 32,824 1,135 1 1,134
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 5.580%
(6M PLN WIBOR) Semi-Annually, 10/22/29 22,976 793 1 792
10 Year Interest Rate Swap, Pay Fixed
2.850% Annually, Receive Variable 5.600%
(6M PLN WIBOR) Semi-Annually, 4/6/28 15,800 206 — 206
10 Year Interest Rate Swap, Pay Fixed
2.910% Annually, Receive Variable 5.650%
(6M PLN WIBOR) Semi-Annually, 3/27/28 16,200 204 1 203
10 Year Interest Rate Swap, Pay Fixed
2.920% Annually, Receive Variable 5.540%
(6M PLN WIBOR) Semi-Annually, 5/7/28 16,100 189 — 189
10 Year Interest Rate Swap, Pay Fixed
3.030% Annually, Receive Variable 5.780%
(6M PLN WIBOR) Semi-Annually, 5/18/28 10,100 107 — 107
10 Year Interest Rate Swap, Pay Fixed
3.075% Annually, Receive Variable 6.530%
(6M PLN WIBOR) Semi-Annually, 2/27/28 8,000 98 — 98
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 6.560%
(6M PLN WIBOR) Semi-Annually, 2/13/28 15,931 185 — 185
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 6.560%
(6M PLN WIBOR) Semi-Annually, 2/14/28 12,062 139 1 138
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 6.560%
(6M PLN WIBOR) Semi-Annually, 2/12/28 10,007 116 1 115
Total Poland 2,091

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United Kingdom (0.1)%
2 Year Interest Rate Swap, Receive Fixed
3.955% Annually, Pay Variable 4.794%
(GBP SONIA) Annually, 1/27/25 201,235 (3,891) 1 (3,892)
Total United Kingdom (3,892)
Total Centrally Cleared Interest Rate Swaps (14,152)
Total Centrally Cleared Swaps (14,451)
Net payments (receipts) of variation margin to date 16,579
Variation margin receivable (payable) on centrally cleared swaps $ 2,128
* Credit ratings as of December 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $27.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/12/24 MXN 1,312,235 USD 75,373 $ 1,715
Bank of America 1/12/24 RON 109,674 USD 23,809 526
Bank of America 1/12/24 USD 3,073 HUF 1,089,373 (60)
Bank of America 1/12/24 USD 42,270 RON 199,409 (1,976)
Bank of America 1/19/24 USD 35,546 AUD 52,262 (94)
Bank of America 2/23/24 USD 115,843 EUR 105,629 (1,021)
Bank of America 3/8/24 USD 57,897 MYR 267,776 (803)
Barclays Bank 1/10/24 TRY 261,404 USD 8,637 136
Barclays Bank 1/12/24 RON 42,869 USD 9,363 149
Barclays Bank 1/17/24 KRW 58,119,548 USD 43,871 1,156
Barclays Bank 1/17/24 TWD 837,181 USD 26,949 503
Barclays Bank 1/18/24 ILS 164,318 USD 43,408 1,995
Barclays Bank 1/19/24 JPY 4,067,360 USD 27,762 1,179
Barclays Bank 1/19/24 USD 1,165 EUR 1,103 (54)
Barclays Bank 2/23/24 USD 307 EUR 289 (12)
Barclays Bank 2/23/24 USD 169,549 GBP 135,937 (3,774)
Barclays Bank 3/15/24 USD 92,802 CNH 660,204 (340)
Barclays Bank 4/3/24 USD 27,221 TWD 837,181 (574)
BNP Paribas 1/12/24 CZK 759,706 USD 32,936 1,018
BNP Paribas 1/12/24 MXN 58,888 USD 3,390 69
BNP Paribas 1/12/24 USD 6,266 HUF 2,172,412 17
BNP Paribas 1/12/24 USD 22,032 ZAR 431,817 (1,545)
BNP Paribas 1/17/24 USD 23,959 PEN 91,725 (822)
BNP Paribas 1/19/24 EUR 16,039 USD 17,427 294
BNP Paribas 1/19/24 USD 33,875 CAD 44,890 (13)
BNP Paribas 1/19/24 USD 230,032 JPY 33,853,792 (10,858)
BNP Paribas 2/23/24 USD 57,474 EUR 51,901 53
BNY Mellon 1/19/24 USD 631,643 EUR 587,274 (17,246)
Canadian Imperial Bank
of Commerce 1/17/24 USD 17,045 IDR 266,405,604 (260)
Canadian Imperial Bank
of Commerce 1/19/24 USD 159,833 CAD 217,466 (4,335)
Citibank 1/10/24 TRY 259,269 USD 8,686 16
Citibank 1/12/24 RON 64,942 USD 14,386 24
Citibank 1/12/24 USD 15,161 CZK 338,530 31
Citibank 1/12/24 USD 28,683 RON 131,508 (497)
Citibank 1/17/24 USD 31,389 TWD 1,006,992 (1,632)
Citibank 1/18/24 ILS 74,237 USD 18,399 2,114
Citibank 1/18/24 USD 74,493 ILS 297,934 (7,831)
Citibank 1/19/24 EUR 4,238 USD 4,597 86
Citibank 1/19/24 JPY 1,024,666 USD 7,256 35
Citibank 1/19/24 USD 67,964 AUD 106,683 (4,787)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 1/19/24 USD 151 EUR 143 $ (8)
Citibank 1/19/24 USD 75,510 JPY 10,986,460 (2,665)
Citibank 1/19/24 USD 8,337 NZD 13,546 (227)
Citibank 2/16/24 PLN 62,457 USD 15,546 318
Citibank 3/8/24 USD 4,222 THB 143,772 (15)
Citibank 3/15/24 USD 119,673 SGD 159,404 (1,535)
Deutsche Bank 1/12/24 RON 48,230 USD 10,409 293
Deutsche Bank 1/12/24 USD 8,145 HUF 2,902,242 (204)
Deutsche Bank 1/17/24 USD 29,559 IDR 462,412,432 (477)
Deutsche Bank 1/19/24 JPY 1,371,161 USD 9,352 405
Deutsche Bank 3/8/24 THB 418,483 USD 11,938 396
Deutsche Bank 3/8/24 USD 30,457 MYR 141,645 (593)
Deutsche Bank 3/22/24 USD 30,982 EUR 28,523 (612)
Goldman Sachs 1/12/24 CZK 334,637 USD 14,554 402
Goldman Sachs 1/12/24 USD 10,626 HUF 3,719,067 (72)
Goldman Sachs 1/17/24 IDR 201,377,094 USD 12,831 249
Goldman Sachs 1/17/24 KRW 39,506,380 USD 30,312 295
Goldman Sachs 1/17/24 TWD 1,032,779 USD 33,215 652
Goldman Sachs 1/17/24 USD 11,870 IDR 184,571,644 (119)
Goldman Sachs 1/17/24 USD 30,045 KRW 38,949,195 (131)
Goldman Sachs 1/17/24 USD 26,924 TWD 862,968 (1,374)
Goldman Sachs 1/19/24 USD 14,409 EUR 13,560 (573)
Goldman Sachs 3/4/24 BRL 62,957 USD 12,855 24
Goldman Sachs 3/4/24 USD 52,731 BRL 259,922 (438)
Goldman Sachs 4/3/24 USD 33,546 TWD 1,032,779 (743)
HSBC Bank 1/17/24 USD 8,584 IDR 132,837,242 (44)
HSBC Bank 1/17/24 USD 18,520 INR 1,545,488 (36)
HSBC Bank 2/16/24 PLN 119,796 USD 29,902 525
HSBC Bank 2/23/24 USD 597,453 EUR 563,435 (25,914)
HSBC Bank 3/8/24 USD 64,649 MYR 300,147 (1,147)
HSBC Bank 3/15/24 USD 213,009 CNH 1,512,682 (401)
JPMorgan Chase 1/12/24 USD 31,325 MXN 573,397 (2,359)
JPMorgan Chase 1/12/24 ZAR 431,818 USD 22,518 1,059
JPMorgan Chase 1/17/24 IDR 524,454,808 USD 33,325 741
JPMorgan Chase 1/17/24 USD 28,223 IDR 444,081,658 (623)
JPMorgan Chase 1/19/24 EUR 13,189 USD 14,342 230
JPMorgan Chase 1/19/24 USD 5,225 AUD 7,871 (142)
JPMorgan Chase 1/19/24 USD 3,488 CAD 4,726 (80)
JPMorgan Chase 1/19/24 USD 4,516 EUR 4,116 (32)
JPMorgan Chase 1/19/24 USD 34,321 JPY 4,835,057 (84)
JPMorgan Chase 2/23/24 EUR 3,003 USD 3,289 33
JPMorgan Chase 2/23/24 USD 43,232 EUR 40,270 (1,322)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 3/15/24 USD 28,002 CNH 199,255 $ (109)
Morgan Stanley 1/17/24 PEN 111,134 USD 28,943 1,082
Morgan Stanley 1/17/24 USD 10,673 PEN 40,767 (340)
Morgan Stanley 1/19/24 AUD 2,843 USD 1,797 142
Morgan Stanley 1/19/24 EUR 4,366 USD 4,790 33
Morgan Stanley 1/19/24 USD 2,871 EUR 2,708 (121)
Morgan Stanley 1/19/24 USD 4,762 JPY 702,444 (237)
Morgan Stanley 2/9/24 CLP 13,210,083 USD 15,246 (291)
Morgan Stanley 2/23/24 EUR 18,619 USD 20,457 143
Morgan Stanley 2/23/24 USD 7,106 EUR 6,610 (207)
Morgan Stanley 2/23/24 USD 166,586 GBP 133,908 (4,150)
Morgan Stanley 3/8/24 USD 18,568 COP 75,610,027 (676)
RBC Dominion Securities 1/12/24 USD 83,684 MXN 1,529,945 (6,193)
RBC Dominion Securities 1/19/24 CAD 37,644 USD 27,318 1,100
Societe Generale 3/8/24 USD 8,785 COP 36,688,632 (553)
Standard Chartered 3/8/24 THB 704,063 USD 20,251 500
State Street 1/12/24 HUF 17,989,653 USD 48,292 3,457
State Street 1/12/24 MXN 240,920 USD 13,908 245
State Street 1/19/24 AUD 4,603 USD 2,923 216
State Street 1/19/24 CAD 103,416 USD 76,249 1,821
State Street 1/19/24 NZD 7,080 USD 4,121 355
State Street 1/19/24 USD 8,529 EUR 7,955 (260)
State Street 1/19/24 USD 499,015 JPY 73,261,631 (22,284)
State Street 1/19/24 USD 10,446 NOK 113,988 (779)
State Street 1/19/24 USD 5,018 NZD 7,913 15
State Street 1/19/24 USD 47,899 NZD 79,514 (2,371)
State Street 2/16/24 USD 2,424 MXN 41,361 8
State Street 2/16/24 USD 90,612 PLN 376,560 (5,029)
State Street 2/23/24 GBP 50,459 USD 63,797 540
State Street 2/23/24 USD 20,426 EUR 19,163 (776)
State Street 2/23/24 USD 2,392 SEK 24,920 (84)
State Street 3/15/24 USD 6,109 CNH 43,228 11
State Street 3/15/24 USD 3,094 SGD 4,070 (1)
State Street 3/22/24 EUR 2,825 USD 3,089 40
UBS Investment Bank 1/12/24 HUF 3,535,960 USD 9,934 238
UBS Investment Bank 1/12/24 RON 65,202 USD 14,450 18
UBS Investment Bank 1/12/24 USD 10,642 CZK 247,194 (407)
UBS Investment Bank 1/12/24 USD 6,372 HUF 2,243,314 (81)
UBS Investment Bank 1/17/24 USD 8,389 IDR 130,375,964 (80)
UBS Investment Bank 1/17/24 USD 8,007 PEN 30,575 (253)
UBS Investment Bank 1/18/24 ILS 34,651 USD 8,582 993
UBS Investment Bank 1/19/24 CAD 2,399 USD 1,767 44

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 1/19/24 EUR 27,660 USD 30,208 $ 354
UBS Investment Bank 1/19/24 JPY 6,412,217 USD 44,106 1,520
UBS Investment Bank 1/19/24 USD 69,717 EUR 63,925 (915)
UBS Investment Bank 2/16/24 PLN 183,510 USD 45,419 1,190
UBS Investment Bank 2/16/24 USD 19,781 PLN 82,236 (1,106)
UBS Investment Bank 2/23/24 EUR 83,655 USD 89,120 3,434
UBS Investment Bank 2/23/24 USD 15,486 EUR 14,230 (257)
UBS Investment Bank 2/23/24 USD 234,732 GBP 187,653 (4,529)
UBS Investment Bank 2/23/24 USD 8,441 SEK 84,517 43
UBS Investment Bank 2/23/24 USD 109,999 SEK 1,191,127 (8,356)
UBS Investment Bank 3/4/24 BRL 152,541 USD 30,730 474
UBS Investment Bank 3/8/24 USD 34,791 COP 144,562,229 (2,002)
UBS Investment Bank 3/8/24 USD 140,029 THB 4,904,329 (4,517)
UBS Investment Bank 3/15/24 USD 93,165 CNH 662,850 (351)
UBS Investment Bank 3/22/24 USD 670,412 EUR 613,663 (9,316)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (142,381)

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 408 Commonwealth of Australia ten year bond
contracts 3/24 (32,437) $ (859)
Long, 647 Commonwealth of Australia three year
bond contracts 3/24 47,112 454
Long, 1,414 Euro BOBL contracts 3/24 186,194 2,621
Long, 269 Euro BUND contracts 3/24 40,749 1,075
Short, 314 Euro BUXL thirty year bond contracts 3/24 (49,126) (3,453)
Long, 26 Euro SCHATZ contracts 3/24 3,058 14
Long, 432 Government of Canada ten year bond
contracts 3/24 40,486 1,731
Short, 26 Government of Japan ten year bond
contracts 3/24 (27,053) (89)
Long, 2,004 Republic of South Korea ten year bond
contracts 3/24 179,721 3,745
Short, 1,329 Republic of South Korea three year
bond contracts 3/24 (108,784) (984)
Short, 87 U.K. Gilt ten year contracts 3/24 (11,383) (776)
Short, 222 U.S. Treasury Long Bond contracts 3/24 (27,736) (1,685)
Short, 677 U.S. Treasury Notes five year contracts 3/24 (73,640) (1,149)
Net payments (receipts) of variation margin to date (779)
Variation margin receivable (payable) on open futures contracts $ (134)

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 6,271 ++
Totals $ — # $ — $ 6,271 +
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 232,494 ¤ ¤ $ 167,811
Total $ 167,811 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $6,271 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $167,811.

T. ROWE PRICE International Bond Fund (USD Hedged)
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,172,045) $ 6,036,040
Restricted cash pledged for bilateral derivatives 154,690
Interest receivable 59,524
Unrealized gain on forward currency exchange contracts 34,754
Cash deposits on centrally cleared swaps 30,808
Cash deposits on futures contracts 11,155
Foreign currency (cost $8,480) 8,569
Receivable for shares sold 2,558
Variation margin receivable on centrally cleared swaps 2,128
Due from affiliates 1,884
Unrealized gain on bilateral swaps 1,315
Cash 733
Other assets 3,776
Total assets 6,347,934
Liabilities
Unrealized loss on forward currency exchange contracts 177,135
Obligation to return securities lending collateral 96,239
Options written (premiums $1,887) 7,883
Payable for shares redeemed 3,458
Investment management fees payable 2,473
Payable for investment securities purchased 1,247
Bilateral swap premiums received 747
Variation margin payable on futures contracts 134
Payable to directors 5
Other liabilities 338
Total liabilities 289,659
NET ASSETS $ 6,058,275

T. ROWE PRICE International Bond Fund (USD Hedged)
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (762,015)
Paid-in capital applicable to 714,404,999 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 6,820,290
NET ASSETS $ 6,058,275
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $82,299; Shares outstanding: 9,702,847) $ 8.48
Advisor Class
(Net assets: $212; Shares outstanding: 25,038) $ 8.46
I Class
(Net assets: $1,487,880; Shares outstanding: 175,600,327) $ 8.47
Z Class
(Net assets: $4,487,884; Shares outstanding: 529,076,787) $ 8.48

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $336) $ 188,937
Dividend 6,271
Securities lending 723
Other 31
Total income 195,962
Expenses
Investment management 28,256
Shareholder servicing
Investor Class $ 170
Advisor Class 1
I Class 86 257
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 34
I Class 270
Z Class 5 309
Custody and accounting 1,000
Proxy and annual meeting 220
Registration 177
Legal and audit 43
Directors 20
Miscellaneous 128
Waived / paid by Price Associates (22,480)
Total expenses 7,931
Net investment income 188,031

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $30) (210,455)
Futures 38,416
Swaps (32,972)
Options written 2,382
Forward currency exchange contracts (68,957)
Foreign currency transactions 11,153
Net realized loss (260,433)
Change in net unrealized gain / loss
Securities 437,405
Futures 13,698
Swaps 62,493
Options written (5,996)
Forward currency exchange contracts 150,072
Other assets and liabilities denominated in foreign currencies 612
Change in net unrealized gain / loss 658,284
Net realized and unrealized gain / loss 397,851
INCREASE IN NET ASSETS FROM OPERATIONS
$ 585,882

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 188,031 $ 133,193
Net realized gain (loss) (260,433) 153,925
Change in net unrealized gain / loss 658,284 (979,280)
Increase (decrease) in net assets from operations 585,882 (692,162)
Distributions to shareholders
Net earnings
Investor Class (256) (7,863)
Advisor Class (1) (8)
I Class (4,923) (111,790)
Z Class (18,067) (466,548)
Tax return of capital – –
Investor Class (1,710) –
Advisor Class (5) –
I Class (31,617) –
Z Class (124,144) –
Decrease in net assets from distributions (180,723) (586,209)
Capital share transactions
*
Shares sold
Investor Class 31,261 51,366
Advisor Class 220 –
I Class 264,733 958,606
Z Class 408,895 417,201
Distributions reinvested
Investor Class 1,938 7,708
Advisor Class 5 –
I Class 36,431 111,592
Z Class 142,067 466,454
Shares redeemed
Investor Class (31,965) (180,257)
Advisor Class (106) –
I Class (159,598) (177,930)
Z Class (721,105) (803,344)
Increase (decrease) in net assets from capital share
transactions (27,224) 851,396

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 377,935 (426,975)
Beginning of period 5,680,340 6,107,315
End of period $ 6,058,275 $ 5,680,340
*Share information (000s)
Shares sold
Investor Class 3,860 5,615
Advisor Class 27 –
I Class 33,394 107,777
Z Class 49,494 45,193
Distributions reinvested
Investor Class 238 926
Advisor Class 1 –
I Class 4,474 13,583
Z Class 17,452 55,920
Shares redeemed
Investor Class (3,949) (19,025)
Advisor Class (13) –
I Class (19,699) (19,923)
Z Class (88,872) (88,056)
Increase (decrease) in shares outstanding (3,593) 102,010

T. ROWE PRICE International Bond Fund (USD Hedged)
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (USD
Hedged) (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide current income and capital appreciation. The fund has four classes of shares: the International Bond Fund (USD
Hedged) (Investor Class), the International Bond Fund (USD Hedged)–Advisor Class
(Advisor Class), the International Bond Fund (USD Hedged)–I Class (I Class) and the
International Bond Fund (USD Hedged)–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price
Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved
Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor,
I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed

T. ROWE PRICE International Bond Fund (USD Hedged)

bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based

T. ROWE PRICE International Bond Fund (USD Hedged)

reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Bond Fund (USD Hedged)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE International Bond Fund (USD Hedged)

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,331,923 $ — $ 5,331,923
Short-Term Investments 71,572 535,405 — 606,977
Securities Lending Collateral 96,239 — — 96,239
Options Purchased — 901 — 901
Total Securities 167,811 5,868,229 — 6,036,040
Swaps* — 24,666 — 24,666
Forward Currency Exchange
Contracts — 34,754 — 34,754
Futures Contracts* 9,640 — — 9,640
Total $ 177,451 $ 5,927,649 $ — $ 6,105,100
Liabilities
Options Written $ — $ 7,883 $ — $ 7,883
Swaps* — 38,549 — 38,549
Forward Currency Exchange
Contracts — 177,135 — 177,135
Futures Contracts* 8,995 — — 8,995
Total $ 8,995 $ 223,567 $ — $ 232,562
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Government Bonds
and Municipal Securities.

T. ROWE PRICE International Bond Fund (USD Hedged)

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures $ 33,573
Foreign exchange derivatives
Forwards
,
Securities^ 35,655
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 733
^
,*
Total $ 69,961
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures,
Options Written $ 54,963
Foreign exchange derivatives Forwards 177,135
Credit derivatives Centrally Cleared Swaps 464
Total $ 232,562
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE International Bond Fund (USD Hedged)

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 1,202 $ 1,202
Interest rate
derivatives — — 38,416 — (25,448) 12,968
Foreign
exchange
derivatives (9,030) 755 — (68,957) — (77,232)
Credit
derivatives (2,113) 1,627 — — (8,726) (9,212)
Total $ (11,143) $ 2,382 $ 38,416 $ (68,957) $ (32,972) $ (72,274)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 1,366 $ 1,366
Interest rate
derivatives — (5,996) 13,698 — 50,665 58,367
Foreign
exchange
derivatives 2,810 — — 150,072 — 152,882
Credit
derivatives — — — — 10,462 10,462
Total $ 2,810 $ (5,996) $ 13,698 $ 150,072 $ 62,493 $ 223,077
^ Options purchased are reported as securities.

T. ROWE PRICE International Bond Fund (USD Hedged)

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Variation margin amounts are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional variation margin required due to changes in security values is typically transferred the next business day.
Initial margin amounts are determined on a daily basis and calculated in accordance to global regulations on all bilateral derivatives with a counterparty, subject to an initial margin threshold (typically $50,000,000 per counterparty) and a minimum transfer amount of $100,000 to $250,000 when initial margin amounts exceed the counterparty

T. ROWE PRICE International Bond Fund (USD Hedged)

threshold. Any additional initial margin required due to changes in security values is typically transferred the next business day. Variation margin and initial margin are collectively referred to as collateral.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, and by the governments of Canada, France, Germany, Japan, or the United Kingdom, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of December 31, 2023, cash of $41,963,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE International Bond Fund (USD Hedged)

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 3,384 $ (3,954) $ (570) $ — $ —
Barclays Bank 5,298 (4,754) 544 (310) 234
BNP Paribas 1,451 (13,238) (11,787) 10,490 —
BNY Mellon — (17,246) (17,246) 21,050 3,804
Canadian Imperial
Bank of Commerce — (4,595) (4,595) 4,855 260
Citibank 2,698 (27,080) (24,382) 24,809 427
Deutsche Bank 1,094 (1,886) (792) 540 —
Goldman Sachs 1,622 (3,450) (1,828) 2,000 172
HSBC Bank 525 (27,542) (27,017) 28,070 1,053
JPMorgan Chase 2,063 (4,751) (2,688) 3,031 343
Morgan Stanley 1,472 (6,022) (4,550) 4,925 375
RBC Dominion
Securities 1,100 (6,193) (5,093) 5,280 187
Societe Generale — (553) (553) 580 27
Standard Chartered 500 — 500 (322) 178
State Street 6,708 (31,584) (24,876) 23,280 —
UBS Investment
Bank 8,308 (32,170) (23,862) 25,780 1,918
Total $ 36,223 $ (185,018)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE International Bond Fund (USD Hedged)

underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31,
2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 84% and 105% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 9% and 23% of net assets.

T. ROWE PRICE International Bond Fund (USD Hedged)

Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of
Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 14%
of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty

T. ROWE PRICE International Bond Fund (USD Hedged)

(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit

T. ROWE PRICE International Bond Fund (USD Hedged)

quality. As of December 31, 2023, the notional amount of protection sold by the fund totaled $79,250,000 (1.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 22% and 34% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often

T. ROWE PRICE International Bond Fund (USD Hedged)

subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$90,912,000; the value of cash collateral and related investments was $96,239,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,674,440,000 and $3,457,093,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE International Bond Fund (USD Hedged)

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 23,247 $ 585,611
Long-term capital gain — 598
Return of capital 157,476 —
Total distributions $ 180,723 $ 586,209
($000s)
Cost of investments $ 6,167,561
Unrealized appreciation $ 234,608
Unrealized depreciation (397,362)
Net unrealized appreciation (depreciation) $ (162,754)

T. ROWE PRICE International Bond Fund (USD Hedged)

At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Overdistributed ordinary income $ (17,342)
Net unrealized appreciation (depreciation) (162,754)
Loss carryforwards and deferrals (581,919)
Total distributable earnings (loss) $ (762,015)

T. ROWE PRICE International Bond Fund (USD Hedged)

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. The Advisor Class is also subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period,
Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses;
and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline

T. ROWE PRICE International Bond Fund (USD Hedged)

sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $28,000 remain subject to repayment by the fund at December 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2023, expenses incurred pursuant to these service agreements were $115,000 for Price Associates; $202,000 for T. Rowe Price Services, Inc.; and less
Investor Class Advisor Class I Class Z Class
Expense limitation/I Class
Limit 0.84% 0.99% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $—
(1)
$(28) $(22,452)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE International Bond Fund (USD Hedged)

than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, approximately 18% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 128 shares of the Advisor Class, representing 1% of the Advisor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including

T. ROWE PRICE International Bond Fund (USD Hedged)

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE International Bond Fund (USD Hedged)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Bond Fund (USD Hedged)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Bond Fund (USD Hedged) (one
of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Bond Fund (USD Hedged)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Bond Fund (USD Hedged)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $169,031,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE International Bond Fund (USD Hedged)

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE International Bond Fund (USD Hedged)

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE International Bond Fund (USD Hedged)

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE International Bond Fund (USD Hedged)

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE International Bond Fund (USD Hedged)

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason R. Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Quentin S. Fitzsimmons (1968)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Vishnu V. Gopal (1979)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Economist, J.P. Morgan (to
2020)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Michael D. Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong, Price
International, and T. Rowe Price Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, Price International,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Rupinder Vig (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost, CFA (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes
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202402-3281664 F1114-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$39,183	$36,495
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024